Condensed Statements of Changes In Shareholders' (Deficit) Equity - USD ($)	Total	Cypress Holdings Inc And Subsidiaries [Member]	Class A Ordinary [Member]	Class B Ordinary [Member]	Noncontrolling Interest [Member] Cypress Holdings Inc And Subsidiaries [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cypress Holdings Inc And Subsidiaries [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cypress Holdings Inc And Subsidiaries [Member]	Cyprus Holdings Inc And Subsidiaries [Member] Class A Ordinary [Member] Cypress Holdings Inc And Subsidiaries [Member]	Cyprus Holdings Inc And Subsidiaries [Member] Class B Ordinary [Member] Cypress Holdings Inc And Subsidiaries [Member]	Accumulated Other Comprehensive Loss Cypress Holdings Inc And Subsidiaries [Member]	Preferred Stock [Member] Cypress Holdings Inc And Subsidiaries [Member]
Beginning Balance at Dec. 31, 2017		$ 1,667,797,000					$ 1,477,089,000		$ 190,981,000	$ 1,000		$ (274,000)
Balance Balance, Shares at Dec. 31, 2017										1,450,978	27,489
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2017
Net income (loss)		(55,031,000)
Dividend to shareholders		(50,000,000)							(50,000,000)
Stock-based compensation expense		7,199,000					7,199,000
Exercise of stock options—net of tax , Shares											16
Exercise of stock options—net of tax		(6,000)					(6,000)
Repurchase and cancellation of Series B common stock , Shares											(100)
Repurchase and cancellation of Series B common stock		(100,000)					(100,000)
Foreign currency translation adjustment		(34,000)										(34,000)
Net income (loss)		(55,031,000)							(55,031,000)
Ending Balance at Dec. 31, 2018		1,569,825,000					1,484,182,000		85,950,000	$ 1,000		(308,000)
Ending Balance, Shares at Dec. 31, 2018										1,450,978	27,405
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2018
Net income (loss)		(210,340,000)
Stock-based compensation expense		7,124,000					7,124,000
Exercise of stock options—net of tax , Shares											688
Exercise of stock options—net of tax		595,000					595,000
Repurchase and cancellation of Series B common stock , Shares											(126)
Repurchase and cancellation of Series B common stock		(148,000)					(148,000)
Foreign currency translation adjustment		(89,000)										(89,000)
Net income (loss)		(210,340,000)							(210,340,000)
Cumulative effect of change in accounting principle related to revenue recognition related to revenue recognition		11,896,000							11,896,000
Ending Balance at Dec. 31, 2019		1,378,863,000					1,491,753,000		(112,494,000)	$ 1,000		(397,000)
Ending Balance, Shares at Dec. 31, 2019										1,450,978	27,967
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2019		0
Issuance of Class B ordinary shares to Sponsor		1,560,000					1,560,000
Issuance of Class B ordinary shares to Sponsor,Shares											1,000
Issuance of non-controlling interest in subsidiary					14,179,000
Stock-based compensation expense		1,629,000					1,629,000
Exercise of stock options—net of tax , Shares											373
Exercise of stock options—net of tax		268,000					268,000
Repurchase and cancellation of Series B common stock , Shares											(55)
Repurchase and cancellation of Series B common stock		(86,000)					(86,000)
Foreign currency translation adjustment		(17,000)										(17,000)
Net income (loss)		(25,252,000)							(25,252,000)
Ending Balance at Mar. 31, 2020		1,356,965,000					1,495,124,000		(137,746,000)	$ 1,000		(414,000)
Ending Balance, Shares at Mar. 31, 2020										1,450,978	29,285
Ending Balance , Redeemable Non-Controlling Interest at Mar. 31, 2020					14,179,000
Beginning Balance at Dec. 31, 2019		1,378,863,000					1,491,753,000		(112,494,000)	$ 1,000		(397,000)
Balance Balance, Shares at Dec. 31, 2019										1,450,978	27,967
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2019		0
Net income (loss)		(27,213,000)
Foreign currency translation adjustment		(18,000)
Net income (loss)		(27,213,000)
Ending Balance at Jun. 30, 2020		1,357,177,000					1,497,298,000		(139,707,000)	$ 1,000		(415,000)
Ending Balance, Shares at Jun. 30, 2020										1,450,978	29,394
Ending Balance , Redeemable Non-Controlling Interest at Jun. 30, 2020					14,179,000
Beginning Balance at Dec. 31, 2019		1,378,863,000					1,491,753,000		(112,494,000)	$ 1,000		(397,000)
Balance Balance, Shares at Dec. 31, 2019										1,450,978	27,967
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2019		0
Net income (loss)		(16,876,000)
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value		1,560,000					1,560,000
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value,Shares											1,000
Issuance of non-controlling interest in subsidiary					14,179,000
Stock-based compensation expense		7,486,000					7,486,000
Exercise of stock options—net of tax , Shares											971
Exercise of stock options—net of tax		692,000					692,000
Repurchase and cancellation of Series B common stock , Shares											(153)
Repurchase and cancellation of Series B common stock		(236,000)					(236,000)
Foreign currency translation adjustment		126,000										126,000
Net income (loss)		(16,876,000)							(16,876,000)
Ending Balance at Dec. 31, 2020	$ 5,000,010	1,371,615,000	$ 2,489	$ 1,725		$ 190,771,666	1,501,255,000	$ (185,775,870)	(129,370,000)	$ 1,000		(271,000)
Ending Balance, Shares at Dec. 31, 2020			24,893,689	17,250,000						1,450,978	29,785		0
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2020		14,179,000			14,179,000
Beginning Balance at Mar. 31, 2020		1,356,965,000					1,495,124,000		(137,746,000)	$ 1,000		(414,000)
Balance Balance, Shares at Mar. 31, 2020										1,450,978	29,285
Beginning Balance , Redeemable Non-Controlling Interest at Mar. 31, 2020					14,179,000
Net income (loss)		(1,961,000)
Stock-based compensation expense		2,272,000					2,272,000
Exercise of stock options—net of tax , Shares											192
Exercise of stock options—net of tax		29,000					29,000
Repurchase and cancellation of Series B common stock , Shares											(83)
Repurchase and cancellation of Series B common stock		(127,000)					(127,000)
Foreign currency translation adjustment		(1,000)										(1,000)
Net income (loss)		(1,961,000)							(1,961,000)
Ending Balance at Jun. 30, 2020		1,357,177,000					1,497,298,000		(139,707,000)	$ 1,000		(415,000)
Ending Balance, Shares at Jun. 30, 2020										1,450,978	29,394
Ending Balance , Redeemable Non-Controlling Interest at Jun. 30, 2020					14,179,000
Beginning Balance at Jul. 02, 2020	$ 0		$ 0	$ 0		0		0
Balance Balance, Shares at Jul. 02, 2020			0	0
Change in value of class A Ordinary shares subject to possible redemption	(441,063,112)		$ (4,411)			(441,058,701)		0
Change in value of class A Ordinary shares subject to possible redemption, shares			(44,106,311)
Net income (loss)	(185,775,870)		$ 0	$ (185,775,870)				(185,775,870)
Issuance of Class B ordinary shares to Sponsor	25,000			$ 1,725		23,275
Issuance of Class B ordinary shares to Sponsor,Shares				17,250,000
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value	631,813,992		$ 6,900			631,807,092
Sale of 69,000,000 Units, net of underwriting discounts and offering costs and Public Warrant fair value,Shares			69,000,000
Ending Balance at Dec. 31, 2020	5,000,010	1,371,615,000	$ 2,489	$ 1,725		190,771,666	1,501,255,000	(185,775,870)	(129,370,000)	$ 1,000		(271,000)
Ending Balance, Shares at Dec. 31, 2020			24,893,689	17,250,000						1,450,978	29,785		0
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2020		14,179,000			14,179,000
Change in value of class A Ordinary shares subject to possible redemption	(248,936,888)		$ (2,489)			(190,771,666)		(58,162,733)
Change in value of class A Ordinary shares subject to possible redemption, shares			(24,893,689)
Net income (loss)	160,624,560							160,624,560
Issuance of Class B ordinary shares to Sponsor		1,007,000					1,007,000
Issuance of Class B ordinary shares to Sponsor,Shares											325
Dividend to shareholders		(134,551,000)							(134,551,000)
Stock-based compensation expense		11,838,000					11,838,000
Stock-based compensation expense, Shares											2,595
Exercise of stock options—net of tax , Shares											473
Exercise of stock options—net of tax		444,000					444,000
Foreign currency translation adjustment		7,000										7,000
Net income (loss)		(5,084,000)							(5,084,000)
Ending Balance at Mar. 31, 2021	(83,312,318)	1,245,276,000	$ 0	$ 1,725		0	1,514,544,000	(83,314,043)	(269,005,000)	$ 1,000		(264,000)
Ending Balance, Shares at Mar. 31, 2021			0	17,250,000						1,450,978	33,178		0
Ending Balance , Redeemable Non-Controlling Interest at Mar. 31, 2021					14,179,000
Beginning Balance at Dec. 31, 2020	5,000,010	1,371,615,000	$ 2,489	$ 1,725		190,771,666	1,501,255,000	(185,775,870)	(129,370,000)	$ 1,000		(271,000)
Balance Balance, Shares at Dec. 31, 2020			24,893,689	17,250,000						1,450,978	29,785		0
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2020		14,179,000			14,179,000
Net income (loss)	142,994,465	(1,268,000)	$ 21,942	$ 142,994,465
Foreign currency translation adjustment		(29,000)
Net income (loss)		(1,268,000)
Ending Balance at Jun. 30, 2021	(100,942,413)	1,251,635,000	$ 0	$ 1,725		0	1,517,123,000	(100,944,138)	(265,189,000)	$ 1,000		(300,000)
Ending Balance, Shares at Jun. 30, 2021			0	17,250,000						1,450,978	33,178
Ending Balance , Redeemable Non-Controlling Interest at Jun. 30, 2021		14,179,000			14,179,000
Beginning Balance at Mar. 31, 2021	(83,312,318)	1,245,276,000	$ 0	$ 1,725		0	1,514,544,000	(83,314,043)	(269,005,000)	$ 1,000		(264,000)
Balance Balance, Shares at Mar. 31, 2021			0	17,250,000						1,450,978	33,178		0
Beginning Balance , Redeemable Non-Controlling Interest at Mar. 31, 2021					14,179,000
Net income (loss)	(17,630,095)	3,816,000	$ 15,703	$ (17,630,095)				(17,630,095)
Stock-based compensation expense		2,579,000					2,579,000
Foreign currency translation adjustment		(36,000)										(36,000)
Net income (loss)		3,816,000							3,816,000
Ending Balance at Jun. 30, 2021	$ (100,942,413)	1,251,635,000	$ 0	$ 1,725		$ 0	$ 1,517,123,000	$ (100,944,138)	$ (265,189,000)	$ 1,000		$ (300,000)
Ending Balance, Shares at Jun. 30, 2021			0	17,250,000						1,450,978	33,178
Ending Balance , Redeemable Non-Controlling Interest at Jun. 30, 2021		$ 14,179,000			$ 14,179,000